Leases (Investment in Direct Financing Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 15,721	$ 17,468
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	2,814	3,422
Sales-type and Direct Financing Leases, Lease Receivable	12,907	14,046
Net Investment in Lease, Current	1,190	1,138
Net Investment in Lease, Noncurrent	11,717	12,908
Net Investment in Lease	12,907	$ 14,046
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months	1,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	1,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	1,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	1,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	1,700
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	$ 7,000